Accounts Receivable from Card Issuers - Additional Information (Detail) - Accounts receivable from card issuers [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 14,066,814	R$ 9,244,608
FIDC AR 1 and AR 2 [member]
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 3,714,422	R$ 2,166,132